Property and Equipment	9 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]	4. Property and Equipment Property and equipment consists of the following:
Furniture and fixtures	$7,928
Equipment	9,636

17,564
Less: Accumulated depreciation	(695)

Net carrying value	$16,869